REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
Summary of disaggregation of revenue

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Public cloud services recognized over time	5,360,282	4,381,741	5,007,251	685,991
Enterprise cloud services:
Recognized at a point in time	711,466	580,741	537,323	73,613
Recognized over time	2,105,510	2,083,252	2,240,454	306,941
	2,816,976	2,663,993	2,777,777	380,554
Other services recognized over time	2,849	1,727	152	21
	8,180,107	7,047,461	7,785,180	1,066,566

Summary of revenue, remaining performance obligation

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of December 31, 2024 are primarily related to enterprise cloud services and others, which are as follows:

	RMB	US$
Within one year	39,557	5,419
More than one year	6,325	867
Total	45,882	6,286

Summary of contract with customer liability recognized

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue recognized from amounts included in contract liabilities at the beginning of the period	192,428	233,143	234,643	32,146

Schedule of other loss, net

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Gross unrealized gain on equity investments held	22,452	1,689	668	92
Gross unrealized loss (including impairment) on equity investments held	(37,623)	(25,951)	(10,568)	(1,448)
Net realized (loss) gain on equity investments sold	(123)	6,022	(626)	(86)
Changes in fair value of purchase consideration in a business acquisition	(28,516)	(14,433)	—	—
Changes in fair value of currency swap	—	—	(2,420)	(332)
	(43,810)	(32,673)	(12,946)	(1,774)

Schedule of other income (expenses) , net

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Government grants	56,867	114,282	22,971	3,147
Income from ADS Reimbursement	10,386	12,696	3,660	501
Value added tax transferred out	(32,766)	(37,237)	(30,757)	(4,214)
Others	(11,480)	10,622	(2,256)	(308)
	23,007	100,363	(6,382)	(874)